United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Hermes Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/22

Date of Reporting Period: Six months ended 10/31/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
October 31, 2021

Share Class | Ticker	Institutional | FIIFX	Service | INISX

Federated Hermes Intermediate Corporate Bond Fund
Fund Established 1993

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from May 1, 2021 through October 31, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At October 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	97.9%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	1.4%
Other Assets and Liabilities—Net[5]	0.7%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

3	Represents less than 0.1%
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
October 31, 2021 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS— 97.9%
		Basic Industry - Chemicals— 0.4%
$ 350,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 2/1/2022	$350,912
300,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	341,507
		TOTAL	692,419
		Basic Industry - Metals & Mining— 1.3%
350,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	344,276
400,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	399,319
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	249,220
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	346,303
150,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	150,326
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	1,043,769
		TOTAL	2,533,213
		Basic Industry - Paper— 0.1%
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	251,320
		Capital Goods - Aerospace & Defense— 2.7%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	321,181
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	303,338
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	214,020
100,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	101,348
500,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	513,089
494,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	499,952
250,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	266,390
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	447,204
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	437,709
500,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	482,135
275,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	295,321
300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.100%, 1/15/2023	308,147
600,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	680,305
400,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.860% (3-month USLIBOR +1.735%), 2/15/2042	353,000
		TOTAL	5,223,139
		Capital Goods - Building Materials— 1.7%
625,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	673,499
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	842,190
340,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	347,364
200,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	205,388
500,000		Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	482,339
Semi-Annual Shareholder Report
2

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Capital Goods - Building Materials— continued
$ 300,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	$287,286
500,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	540,470
	TOTAL	3,378,536
	Capital Goods - Construction Machinery— 1.8%
500,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	490,915
400,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	394,470
250,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	252,228
190,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	193,572
250,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	253,811
595,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	654,531
750,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.450%, 6/7/2024	743,319
510,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	506,948
	TOTAL	3,489,794
	Capital Goods - Diversified Manufacturing— 2.8%
250,000	CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	257,329
500,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	491,315
165,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	166,425
300,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	300,082
555,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	550,274
700,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	689,777
600,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	623,881
430,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	417,555
250,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	263,216
795,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	872,241
200,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	211,745
350,000	Xylem, Inc., Sr. Unsecd. Note, 1.950%, 1/30/2028	350,067
220,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	220,083
	TOTAL	5,413,990
	Communications - Cable & Satellite— 2.2%
900,000	CCO Safari II LLC, 4.908%, 7/23/2025	1,001,169
700,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	696,714
400,000	Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	414,736
1,250,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	1,340,240
750,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	856,309
	TOTAL	4,309,168
	Communications - Media & Entertainment— 1.4%
565,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	608,871
200,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	231,198
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Communications - Media & Entertainment— continued
$ 500,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	$503,356
250,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	252,033
750,000	ViacomCBS, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	798,666
220,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	261,406
	TOTAL	2,655,530
	Communications - Telecom Wireless— 2.2%
500,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	485,940
500,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	534,522
250,000	Crown Castle International Corp., Sr. Unsecd. Note, 1.050%, 7/15/2026	242,169
180,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	175,233
145,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.300%, 7/1/2030	153,369
500,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	552,789
1,000,000	T-Mobile USA, Inc., Sec. Fac. Bond, 1.500%, 2/15/2026	993,884
350,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	382,946
350,000	T-Mobile USA, Inc., Term Loan - 1st Lien, 3.750%, 4/15/2027	379,890
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	399,183
	TOTAL	4,299,925
	Communications - Telecom Wirelines— 2.1%
600,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	613,835
350,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	340,198
250,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	254,462
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	249,622
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	315,012
1,050,000	Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	1,029,159
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	283,485
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	110,937
125,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	132,489
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	800,153
	TOTAL	4,129,352
	Consumer Cyclical - Automotive— 5.3%
750,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	794,268
750,000	Daimler Finance NA LLC, Sr. Unsub., 144A, 1.450%, 3/2/2026	746,853
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	267,593
700,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	755,314
350,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	406,357
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	249,104
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	510,642
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 1/15/2025	267,585
500,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 0.800%, 1/8/2024	495,580
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Cyclical - Automotive— continued
$ 250,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	$247,619
580,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.300%, 1/8/2026	565,825
295,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	300,740
680,000	Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.125%, 9/16/2024	674,846
500,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	506,630
200,000	Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	196,940
375,000	Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	399,004
665,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	652,259
1,200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	1,199,690
500,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	492,425
700,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	746,959
	TOTAL	10,476,233
	Consumer Cyclical - Retailers— 3.6%
800,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	883,405
375,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	389,333
620,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	720,746
225,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	223,553
138,817	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	150,809
500,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	521,251
500,000	CVS Health Corp., Sr. Unsecd. Note, 3.625%, 4/1/2027	545,857
690,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	781,531
600,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	661,008
750,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	782,062
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	517,441
325,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	310,198
540,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	514,832
	TOTAL	7,002,026
	Consumer Cyclical - Services— 1.6%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	191,997
355,000	Amazon.com, Inc., Sr. Unsecd. Note, 0.450%, 5/12/2024	352,429
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	184,246
330,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	389,451
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	827,042
500,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	504,715
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Cyclical - Services— continued
$ 230,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	$242,768
90,000	IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	95,076
280,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	300,997
	TOTAL	3,088,721
	Consumer Non-Cyclical - Food/Beverage— 5.0%
750,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	815,631
650,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	763,485
960,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	994,800
765,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	884,693
200,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	197,997
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	409,076
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	531,011
183,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	184,566
685,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	676,802
500,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	493,639
417,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	436,352
900,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	976,368
385,000	McCormick & Co., Inc., Sr. Unsecd. Note, 0.900%, 2/15/2026	374,454
300,000	Smithfield Foods, Inc., 144A, 2.625%, 9/13/2031	289,659
470,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	470,537
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	65,108
450,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	482,681
700,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	750,342
	TOTAL	9,797,201
	Consumer Non-Cyclical - Health Care— 1.8%
310,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	324,673
200,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	204,017
260,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	274,021
500,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	546,431
69,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	74,027
219,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	274,957
125,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	132,570
185,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	192,592
375,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	387,994
425,000	PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	417,280
Semi-Annual Shareholder Report
6

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Health Care— continued
$ 330,000	PerkinElmer, Inc., Sr. Unsecd. Note, 2.550%, 3/15/2031	$335,240
350,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	375,327
	TOTAL	3,539,129
	Consumer Non-Cyclical - Pharmaceuticals— 3.4%
360,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	378,000
510,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	564,921
465,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	491,790
360,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	384,942
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	84,324
470,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	456,740
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	645,742
350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	369,689
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	548,361
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	563,236
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	182,703
500,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	547,314
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	207,326
610,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	577,095
450,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	443,570
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	283,125
	TOTAL	6,728,878
	Consumer Non-Cyclical - Products— 0.4%
750,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 2.375%, 6/24/2022	758,097
	Consumer Non-Cyclical - Supermarkets— 0.1%
150,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	157,187
	Consumer Non-Cyclical - Tobacco— 0.8%
700,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	777,098
200,000	Bat Capital Corp., Sr. Unsecd. Note, 3.215%, 9/6/2026	210,959
300,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	323,719
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	358,617
	TOTAL	1,670,393
	Energy - Independent— 2.4%
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	253,907
445,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	469,539
1,000,000	Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	1,091,623
700,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	768,133
600,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	665,638
200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	203,990
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Energy - Independent— continued
$ 500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	$513,072
260,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	254,598
450,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	434,268
	TOTAL	4,654,768
	Energy - Integrated— 2.1%
500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	546,279
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.535%, 11/4/2024	535,994
300,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	292,896
500,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	548,180
500,000	Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	504,936
500,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	507,602
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	268,538
500,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.375%, 4/6/2025	519,204
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	426,718
	TOTAL	4,150,347
	Energy - Midstream— 2.9%
200,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	207,874
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	571,176
500,000	Energy Transfer Operating, Sr. Unsecd. Note, 3.750%, 5/15/2030	533,209
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	690,010
190,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	200,394
175,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	174,394
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	361,968
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	435,766
250,000	MPLX LP, Sr. Unsecd. Note, Series WI, 3.500%, 12/1/2022	257,106
845,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	925,251
250,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	281,675
400,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	440,641
705,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	715,541
	TOTAL	5,795,005
	Energy - Refining— 1.2%
600,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	663,147
165,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	162,394
965,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	966,652
500,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	548,900
	TOTAL	2,341,093
	Financial Institution - Banking— 20.8%
500,000	American Express Co., Sr. Unsecd. Note, 3.125%, 5/20/2026	535,956
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - Banking— continued
$ 915,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	$977,874
1,500,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,518,430
250,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	248,546
1,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	1,475,660
1,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.319%, 6/19/2026	992,644
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	517,263
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	533,400
490,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	534,697
815,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.100%, 10/24/2024	843,670
500,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	505,814
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	426,527
500,000	Capital One NA, Sr. Unsecd. Note, Series BKNT, 2.150%, 9/6/2022	506,875
750,000	Citigroup, Inc., 4.125%, 7/25/2028	834,431
750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	756,722
1,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	1,053,630
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	502,870
1,050,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,116,600
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	272,985
90,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	91,233
980,000	Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	1,009,509
635,000	Comerica, Inc., 3.800%, 7/22/2026	691,948
1,000,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	1,081,065
140,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	144,554
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	519,596
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	529,199
250,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	257,299
580,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	586,829
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	239,707
1,300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,393,450
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	541,648
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	271,063
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	975,741
500,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	548,382
500,000	JPMorgan Chase & Co., 3.250%, 9/23/2022	513,084
1,250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,220,305
1,100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	1,122,367
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.220%, 3/1/2025	$1,048,592
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	272,624
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	520,182
750,000		Morgan Stanley, Sr. Unsecd. Note, 0.790%, 5/30/2025	742,150
500,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	485,456
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	380,523
750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	732,808
750,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.700%, 10/23/2024	804,571
500,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	563,370
240,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.000%, 2/10/2025	254,805
360,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.500%, 6/18/2022	367,243
250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.100%, 12/9/2022	254,596
500,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.950%, 1/30/2023	513,988
800,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	817,356
170,445	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	71,587
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	250,880
220,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	236,886
1,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 2.850%, 10/26/2024	1,053,466
500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	530,046
1,000,000		US Bancorp, Sr. Unsecd. Note, 1.450%, 5/12/2025	1,010,035
500,000		US Bancorp, Sr. Unsecd. Note, 2.400%, 7/30/2024	519,772
1,050,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	1,073,494
500,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	502,955
445,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	452,471
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	258,270
750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	759,135
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	539,522
		TOTAL	40,908,356
		Financial Institution - Broker/Asset Mgr/Exchange— 2.0%
500,000		Charles Schwab Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	539,261
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	418,266
900,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	1,249,939
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	239,189
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	350,530
165,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	186,390
505,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	593,616
400,000		Stifel Financial Corp., 4.250%, 7/18/2024	431,843
		TOTAL	4,009,034
Semi-Annual Shareholder Report
10

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - Finance Companies— 2.4%
$ 705,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	$693,836
210,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	213,070
500,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	556,597
600,000	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	593,919
500,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	531,994
500,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	516,976
850,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	994,021
500,000	GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	539,625
	TOTAL	4,640,038
	Financial Institution - Insurance - Health— 0.9%
645,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	643,618
109,000	CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	114,433
450,000	CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	516,114
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	442,029
	TOTAL	1,716,194
	Financial Institution - Insurance - Life— 1.5%
250,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	272,311
500,000	AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	495,058
250,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	267,726
240,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	243,320
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	235,541
290,000	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	287,672
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	477,730
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	442,221
275,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	285,077
	TOTAL	3,006,656
	Financial Institution - Insurance - P&C— 1.0%
250,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	257,638
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	318,984
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	271,366
220,000	Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	224,582
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	284,649
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	696,558
	TOTAL	2,053,777
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - REIT - Apartment— 0.9%
$ 500,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 11/15/2024	$535,286
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	429,291
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	99,729
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	319,221
320,000	Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	303,516
	TOTAL	1,687,043
	Financial Institution - REIT - Healthcare— 1.3%
250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	270,968
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	420,640
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	793,978
155,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	161,766
400,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	411,232
400,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	420,790
	TOTAL	2,479,374
	Financial Institution - REIT - Office— 0.8%
395,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	370,833
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	279,435
650,000	Boston Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2023	673,786
135,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	141,739
120,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	117,614
	TOTAL	1,583,407
	Financial Institution - REIT - Other— 0.4%
215,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	248,934
210,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	207,375
350,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	376,884
	TOTAL	833,193
	Financial Institution - REIT - Retail— 0.6%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	246,455
340,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	351,722
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	256,990
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	102,312
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	265,775
	TOTAL	1,223,254
	Sovereign— 0.4%
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	811,167
	Supranational— 0.4%
825,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	842,878
Semi-Annual Shareholder Report
12

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Technology— 8.3%
$ 315,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	$315,006
1,250,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	1,282,164
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	366,781
250,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	263,360
500,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	542,191
281,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	290,383
59,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	62,325
242,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	266,914
600,000	Dell International LLC / EMC Corp., 5.300%, 10/1/2029	722,218
450,000	Dell International LLC / EMC Corp., 6.020%, 6/15/2026	530,432
250,000	Dell International LLC / EMC Corp., 6.200%, 7/15/2030	319,315
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	427,042
45,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	47,222
500,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	508,526
300,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	313,265
300,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	339,871
500,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	543,268
500,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	547,520
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	315,667
385,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	439,406
80,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	82,304
500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	551,805
350,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	377,563
550,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	577,347
200,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	209,278
500,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	501,836
1,000,000	Oracle Corp., Sr. Unsecd. Note, 2.400%, 9/15/2023	1,028,076
750,000	Oracle Corp., Sr. Unsecd. Note, 2.500%, 10/15/2022	763,891
1,000,000	Oracle Corp., Sr. Unsecd. Note, 2.650%, 7/15/2026	1,039,851
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.600%, 1/30/2023	317,787
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	279,977
350,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	360,232
400,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	452,466
265,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	261,168
500,000	Vontier Corp., Sr. Unsecd. Note, 144A, 2.400%, 4/1/2028	490,105
500,000	Vontier Corp., Sr. Unsecd. Note, 144A, 2.950%, 4/1/2031	494,495
	TOTAL	16,231,057
Semi-Annual Shareholder Report
13

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Technology Services— 0.4%
$ 255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	$248,557
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	312,559
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	91,876
145,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	146,644
	TOTAL	799,636
	Transportation - Airlines— 0.2%
220,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	232,887
175,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	196,252
	TOTAL	429,139
	Transportation - Railroads— 0.4%
300,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	309,485
400,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	411,780
	TOTAL	721,265
	Transportation - Services— 1.8%
485,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	477,150
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	311,892
515,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	505,749
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	249,018
750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	828,503
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	517,520
600,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	636,612
	TOTAL	3,526,444
	Utility - Electric— 3.0%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	334,898
125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	123,693
295,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 1.450%, 6/1/2026	291,911
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	466,182
495,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	519,668
300,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	292,740
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	530,794
190,000	Emera US Finance LP, Sr. Unsecd. Note, 144A, 0.833%, 6/15/2024	187,767
335,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	329,614
800,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	832,723
305,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	343,589
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	252,358
400,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.400%, 4/25/2022	403,423
Semi-Annual Shareholder Report
14

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Utility - Electric— continued
$ 485,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	$505,949
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	242,651
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	266,347
	TOTAL	5,924,307
	Utility - Natural Gas— 0.8%
155,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	161,335
335,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	339,077
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	309,093
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	342,573
500,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	513,207
	TOTAL	1,665,285
	Utility - Natural Gas Distributor— 0.3%
550,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	565,956
	TOTAL CORPORATE BONDS (IDENTIFIED COST $185,927,116)	192,192,924
	INVESTMENT COMPANY— 1.4%
2,814,454	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[3] (IDENTIFIED COST $2,815,017)	2,815,299
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $188,742,133)[4]	195,008,223
	OTHER ASSETS AND LIABILITIES - NET—0.7%[5]	1,398,575
	TOTAL NET ASSETS—100%	$196,406,798
At October 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
[6]United States Treasury Long Bond Short Futures	26	$4,181,937	December 2021	$47,113
[6]United States Treasury Notes 10-Year Short Futures	20	$2,614,063	December 2021	$51,359
[6]United States Treasury Ultra Bond Short Futures	3	$589,219	December 2021	$4,896
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$103,368
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report
15

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 4/30/2021	$3,226,964
Purchases at Cost	$24,107,727
Proceeds from Sales	$(24,520,017)
Change in Unrealized Appreciation/Depreciation	$282
Net Realized Gain/(Loss)	$343
Value as of 10/31/2021	$2,815,299
Shares Held as of 10/31/2021	2,814,454
Dividend Income	$530

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $188,742,133.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
16

The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$192,121,337	$71,587	$192,192,924
Investment Company	2,815,299	—	—	2,815,299
TOTAL SECURITIES	$2,815,299	$192,121,337	$71,587	$195,008,223
Other Financial Instruments:[1]
Assets	$103,368	$—	$—	$103,368
TOTAL OTHER FINANCIAL INSTRUMENTS	$103,368	$—	$—	$103,368

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2021	Year Ended April 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.60	$9.29	$9.04	$8.93	$9.30	$9.34
Income From Investment Operations:
Net investment income (loss)	0.09	0.23	0.27	0.27	0.28	0.28
Net realized and unrealized gain (loss)	(0.07)	0.33	0.24	0.19	(0.26)	(0.01)
Total From Investment Operations	0.02	0.56	0.51	0.46	0.02	0.27
Less Distributions:
Distributions from net investment income	(0.09)	(0.23)	(0.26)	(0.28)	(0.28)	(0.29)
Distributions from net realized gain	—	(0.02)	—	(0.07)	(0.11)	(0.02)
Total Distributions	(0.09)	(0.25)	(0.26)	(0.35)	(0.39)	(0.31)
Net Asset Value, End of Period	$9.53	$9.60	$9.29	$9.04	$8.93	$9.30
Total Return[1]	0.21%	5.94%	5.71%	5.34%	0.16%	3.01%
Ratios to Average Net Assets:
Net expenses[2]	0.57%[3]	0.57%	0.57%	0.58%	0.57%	0.57%
Net investment income	1.83%[3]	2.32%	2.83%	3.12%	3.06%	3.06%
Expense waiver/reimbursement[4]	0.22%[3]	0.24%	0.24%	0.27%	0.18%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$177,149	$164,458	$125,942	$104,626	$139,886	$188,122
Portfolio turnover[5]	8%	28%	41%	23%	22%	29%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2021	Year Ended April 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.60	$9.29	$9.04	$8.93	$9.30	$9.34
Income From Investment Operations:
Net investment income (loss)	0.08	0.20	0.24	0.26	0.26	0.26
Net realized and unrealized gain (loss)	(0.06)	0.33	0.25	0.18	(0.26)	(0.01)
Total From Investment Operations	0.02	0.53	0.49	0.44	0.00[1]	0.25
Less Distributions:
Distributions from net investment income	(0.08)	(0.20)	(0.24)	(0.26)	(0.26)	(0.27)
Distributions from net realized gain	—	(0.02)	—	(0.07)	(0.11)	(0.02)
Total Distributions	(0.08)	(0.22)	(0.24)	(0.33)	(0.37)	(0.29)
Net Asset Value, End of Period	$9.54	$9.60	$9.29	$9.04	$8.93	$9.30
Total Return[2]	0.19%	5.68%	5.45%	5.08%	(0.09)%	2.76%
Ratios to Average Net Assets:
Net expenses[3]	0.82%[4]	0.82%	0.82%	0.83%	0.82%	0.82%
Net investment income	1.57%[4]	2.08%	2.58%	2.87%	2.82%	2.81%
Expense waiver/reimbursement[5]	0.45%[4]	0.47%	0.47%	0.51%	0.41%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,258	$19,535	$17,607	$16,943	$20,034	$22,505
Portfolio turnover[6]	8%	28%	41%	23%	22%	29%

1	Represents less than $0.005.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Assets and Liabilities
October 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $2,815,299 of investments in an affiliated holding* (identified cost $188,742,133)	$195,008,223
Due from broker (Note 2)	138,500
Income receivable	1,505,442
Income receivable from an affiliated holding	107
Receivable for shares sold	133,134
Total Assets	196,785,406
Liabilities:
Payable for shares redeemed	238,514
Payable for variation margin on futures contracts	10,279
Income distribution payable	93,058
Payable for investment adviser fee (Note 5)	5,145
Payable for administrative fee (Note 5)	1,261
Payable for legal fees	5,081
Payable for other service fees (Notes 2 and 5)	7,175
Accrued expenses (Note 5)	18,095
Total Liabilities	378,608
Net assets for 20,598,499 shares outstanding	$196,406,798
Net Assets Consist of:
Paid-in capital	$188,158,492
Total distributable earnings (loss)	8,248,306
Total Net Assets	$196,406,798
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($177,148,936 ÷ 18,579,013 shares outstanding), no par value, unlimited shares authorized	$9.53
Service Shares:
Net asset value per share ($19,257,862 ÷ 2,019,486 shares outstanding), no par value, unlimited shares authorized	$9.54

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Operations
Six Months Ended October 31, 2021 (unaudited)

Investment Income:
Interest	$2,382,031
Dividends received from an affiliated holding*	530
TOTAL INCOME	2,382,561
Expenses:
Investment adviser fee (Note 5)	496,142
Administrative fee (Note 5)	80,487
Custodian fees	9,104
Transfer agent fees	65,825
Directors’/Trustees’ fees (Note 5)	924
Auditing fees	15,073
Legal fees	5,497
Portfolio accounting fees	49,499
Distribution services fee (Note 5)	24,745
Other service fees (Notes 2 and 5)	40,805
Share registration costs	22,751
Printing and postage	11,642
Miscellaneous (Note 5)	12,091
TOTAL EXPENSES	834,585
Waivers and Reimbursements:
Waivers/reimbursements of investment adviser fee (Note 5)	(198,570)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(40,805)
TOTAL WAIVERS AND REIMBURSEMENTS	(239,375)
Net expenses	595,210
Net investment income	1,787,351
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized gain of $343 on sales of investments in an affiliated holding*)	572,345
Net realized loss on futures contracts	(198,940)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $282 on investments in an affiliated holding*)	(1,726,439)
Net change in unrealized appreciation of futures contracts	(12,445)
Net realized and unrealized gain (loss) on investments and futures contracts	(1,365,479)
Change in net assets resulting from operations	$421,872

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2021	Year Ended 4/30/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,787,351	$3,845,548
Net realized gain (loss)	373,405	2,102,665
Net change in unrealized appreciation/depreciation	(1,738,884)	2,848,387
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	421,872	8,796,600
Distributions to Shareholders:
Institutional Shares	(1,671,061)	(3,692,432)
Service Shares	(160,416)	(427,646)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,831,477)	(4,120,078)
Share Transactions:
Proceeds from sale of shares	29,181,325	102,574,028
Net asset value of shares issued to shareholders in payment of distributions declared	1,269,159	2,728,605
Cost of shares redeemed	(16,627,503)	(69,534,633)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,822,981	35,768,000
Change in net assets	12,413,376	40,444,522
Net Assets:
Beginning of period	183,993,422	143,548,900
End of period	$196,406,798	$183,993,422
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Notes to Financial Statements
October 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund
Semi-Annual Shareholder Report
23

uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report
24

■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Semi-Annual Shareholder Report
25

Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $239,375 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended October 31, 2021, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$16,060	$(16,060)
Service Shares	24,745	—
TOTAL	$40,805	$(16,060)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report
26

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $8,734,045. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report
27

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(103,368)*

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(198,940)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(12,445)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2021		Year Ended 4/30/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,930,648	$28,224,714	10,249,917	$98,917,127
Shares issued to shareholders in payment of distributions declared	116,460	1,121,228	242,113	2,342,512
Shares redeemed	(1,598,477)	(15,378,123)	(6,918,156)	(66,845,718)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,448,631	$13,967,819	3,573,874	$34,413,921
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	Six Months Ended 10/31/2021		Year Ended 4/30/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	99,345	$956,611	377,718	$3,656,901
Shares issued to shareholders in payment of distributions declared	15,362	147,931	39,897	386,093
Shares redeemed	(129,814)	(1,249,380)	(278,034)	(2,688,915)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(15,107)	$(144,838)	139,581	$1,354,079
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,433,524	$13,822,981	3,713,455	$35,768,000
4. FEDERAL TAX INFORMATION
At October 31, 2021, the cost of investments for federal tax purposes was $188,742,133. The net unrealized appreciation of investments for federal tax purposes was $6,369,458. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,640,770 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,271,312. The amounts presented are inclusive of derivative contracts.
The Fund used capital loss carryforwards of $191,156 to offset capital gains realized during the year ended April 30, 2021.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended October 31, 2021, the Adviser voluntarily waived $196,842 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2021, the Adviser reimbursed $1,728.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2021, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2021, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$24,745	$(24,745)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended October 31, 2021, FSSC received $2,817 and reimbursed $16,060 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.57% and 0.82% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2022 or (b) the date of the Fund’s next effective
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Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2021, were as follows:
Purchases	$30,210,141
Sales	$16,146,193
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2021, the Fund had no outstanding loans. During the six months ended October 31, 2021, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2021, there were no outstanding loans. During the six months ended October 31, 2021, the program was not utilized.
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9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,002.10	$2.88
Service Shares	$1,000	$1,001.90	$4.14
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.33	$2.91
Service Shares	$1,000	$1,021.07	$4.18

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.57%
Service Shares	0.82%
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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Intermediate Corporate Bond Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INTERMEDIATE CORPORATE BOND FUND)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics,
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including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided
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by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted
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throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2020. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The
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Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The
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Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Semi-Annual Shareholder Report
43

applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
44

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Intermediate Corporate Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report
45

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
46

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
47

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
48

Federated Hermes Intermediate Corporate Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-01 (12/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
October 31, 2021

Share Class | Ticker	A | FTIAX	Institutional | FSTYX	Service | FSTIX	R6 | FSILX

Federated Hermes Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from May 1, 2021 through October 31, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At October 31, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Bonds	43.7%
Asset-Backed Securities	39.0%
Collateralized Mortgage Obligations	2.8%
U.S. Treasuries[3]	2.1%
Commercial Mortgage-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities[4]	0.6%
Adjustable Rate Mortgages[5]	0.0%
Mortgage-Backed Securities[5]	0.0%
Derivative Contracts[5,6]	0.0%
Bank Loan Core Fund	2.2%
High Yield Bond Core Fund	2.0%
Mortgage Core Fund	1.3%
Securities Lending Collateral[7]	0.2%
Cash Equivalents[8]	4.4%
Other Assets and Liabilities—Net[9]	(0.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

3	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
4	For purposes of this table, Mortgage-Backed Securities and Collateralized Mortgage Obligations include adjustable rate mortgage-backed securities guaranteed by GSEs.
5	Represents less than 0.1%.
6
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

7	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
October 31, 2021 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS— 43.7%
		Basic Industry - Metals & Mining— 0.2%
$ 5,000,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	$4,947,189
		Capital Goods - Aerospace & Defense— 1.4%
6,830,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	6,956,970
3,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	3,146,353
1,920,000	[1]	General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	1,915,889
4,960,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 144A, 0.670%, 8/16/2023	4,946,202
7,500,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 5/15/2023	7,742,004
8,000,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 0.650%, 4/1/2023	7,982,877
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,592,029
		TOTAL	35,282,324
		Capital Goods - Construction Machinery— 0.6%
2,200,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	2,219,610
1,920,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,956,093
2,105,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.249%, 10/11/2024	2,110,951
3,550,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	3,543,826
6,000,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.450%, 6/7/2024	5,946,552
		TOTAL	15,777,032
		Capital Goods - Diversified Manufacturing— 0.6%
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	3,087,944
2,600,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	2,600,357
2,335,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	2,294,441
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,032,401
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	770,524
1,820,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	1,791,818
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	2,465,911
1,585,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	1,678,078
		TOTAL	16,721,474
		Communications - Cable & Satellite— 0.4%
10,335,000	[2]	Comcast Corp., Sr. Unsecd. Note, 0.754% (3-month USLIBOR +0.630%), 4/15/2024	10,441,212
		Communications - Media & Entertainment— 0.3%
2,940,000		Alphabet, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2025	2,882,197
870,000		Fox Corp., Sr. Unsecd. Note, Series WI, 3.666%, 1/25/2022	876,726
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Communications - Media & Entertainment— continued
$ 5,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	$5,074,976
		TOTAL	8,833,899
		Communications - Telecom Wireless— 0.7%
7,815,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	7,748,008
10,000,000	[2]	Vodafone Group PLC, Sr. Unsecd. Note, 1.112% (3-month USLIBOR +0.990%), 1/16/2024	10,150,583
		TOTAL	17,898,591
		Communications - Telecom Wirelines— 0.8%
960,000		AT&T, Inc., Sr. Unsecd. Note, 0.689%, 3/25/2024	961,005
4,000,000	[2]	AT&T, Inc., Sr. Unsecd. Note, 1.294% (3-month USLIBOR +1.180%), 6/12/2024	4,088,102
5,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.839%, 3/20/2026	5,092,827
10,300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	10,095,556
		TOTAL	20,237,490
		Consumer Cyclical - Automotive— 3.2%
2,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.550%, 7/12/2024	1,978,495
5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.650%, 9/8/2023	5,002,769
4,545,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.750%, 8/9/2024	4,517,598
4,285,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 0.750%, 3/1/2024	4,268,054
3,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	3,028,235
1,760,000		General Motors Co., Sr. Unsecd. Note, 5.400%, 10/2/2023	1,905,221
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 0.669%, 10/15/2024	5,005,189
3,630,000	[2]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.677% (3-month USLIBOR +1.550%), 1/14/2022	3,639,695
2,125,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	2,211,934
5,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	4,952,375
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.800%, 10/15/2025	6,010,465
2,965,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	3,022,696
13,635,000		Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.125%, 9/16/2024	13,531,652
4,250,000		Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	4,184,980
5,000,000	[2]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.811% (3-month USLIBOR +0.690%), 1/11/2022	5,006,322
3,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.150%, 5/26/2022	3,014,039
7,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	6,998,190
4,020,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	4,073,496
		TOTAL	82,351,405
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Cyclical - Retailers— 0.0%
$ 1,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 3/1/2022	$1,009,970
		Consumer Cyclical - Services— 0.8%
10,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 0.450%, 5/12/2024	9,927,566
1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	1,946,251
2,825,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	2,773,669
1,800,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,815,486
3,555,000		IHS Markit Ltd., Sr. Unsecd. Note, Series 5YR, 3.625%, 5/1/2024	3,755,502
		TOTAL	20,218,474
		Consumer Non-Cyclical - Food/Beverage— 1.5%
7,345,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 0.500%, 5/5/2023	7,314,269
1,500,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	1,482,839
3,635,000		Conagra Brands, Inc., Sr. Unsecd. Note, 0.500%, 8/11/2023	3,620,584
1,390,000	[2]	General Mills, Inc., Sr. Unsecd. Note, 1.132% (3-month USLIBOR +1.010%), 10/17/2023	1,416,718
1,110,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 0.697%, 9/15/2022	1,111,177
4,190,000		Jde Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	4,143,852
1,460,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 0.750%, 3/15/2024	1,453,640
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,090,523
5,450,000		Mondelez International, Inc., Sr. Unsecd. Note, 0.625%, 7/1/2022	5,459,810
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	1,994,360
3,385,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.250%, 3/19/2025	3,522,085
		TOTAL	37,609,857
		Consumer Non-Cyclical - Health Care— 1.1%
4,500,000	[2]	Becton Dickinson & Co., Sr. Unsecd. Note, 1.148% (3-month USLIBOR +1.030%), 6/6/2022	4,524,390
6,250,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 3YR, 2.050%, 11/15/2022	6,349,615
6,640,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	6,591,344
4,075,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	4,066,601
6,650,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 0.579%, 10/18/2024	6,661,207
		TOTAL	28,193,157
		Consumer Non-Cyclical - Pharmaceuticals— 1.9%
4,705,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	4,572,257
5,000,000	[2]	AstraZeneca PLC, Sr. Unsecd. Note, 0.736% (3-month USLIBOR +0.620%), 6/10/2022	5,013,359
4,550,000	[2]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 1.126% (3-month USLIBOR +1.010%), 12/15/2023	4,611,701
1,770,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.537%, 11/13/2023	1,769,193
5,000,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	4,909,284
3,845,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	4,048,186
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Pharmaceuticals— continued
$ 3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	$3,468,965
5,255,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 0.750%, 9/29/2023	5,246,645
2,370,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	2,484,059
2,790,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	2,750,133
9,700,000		Zoetis, Inc., Sr. Unsecd. Note, 4.500%, 11/13/2025	10,816,301
		TOTAL	49,690,083
		Consumer Non-Cyclical - Products— 0.5%
11,015,000		Procter & Gamble Co., Sr. Unsecd. Note, 0.550%, 10/29/2025	10,777,935
2,615,000	[1]	Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,607,204
		TOTAL	13,385,139
		Consumer Non-Cyclical - Tobacco— 0.4%
5,600,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	5,539,732
3,635,000		Philip Morris International, Inc., Sr. Unsecd. Note, 1.125%, 5/1/2023	3,669,193
		TOTAL	9,208,925
		Energy - Independent— 0.5%
9,600,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	9,750,014
2,675,000		Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 0.750%, 1/15/2024	2,660,367
		TOTAL	12,410,381
		Energy - Integrated— 1.0%
4,050,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.937%, 4/6/2023	4,181,640
3,430,000		Chevron U.S.A., Inc., Sr. Unsecd. Note, 0.687%, 8/12/2025	3,372,334
4,565,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	4,624,401
4,740,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	5,012,628
5,780,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	5,770,989
1,675,000		Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	1,725,791
		TOTAL	24,687,783
		Energy - Midstream— 0.5%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,650,698
4,200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	4,232,847
6,000,000	[2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 1.404% (3-month USLIBOR +1.280%), 1/15/2023	6,072,832
		TOTAL	11,956,377
		Energy - Oil Field Services— 0.1%
2,380,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	2,524,209
		Energy - Refining— 1.1%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	8,841,957
12,145,000		Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	12,116,771
6,085,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	6,088,511
2,145,000		Valero Energy Corp., Sr. Unsecd. Note, 2.700%, 4/15/2023	2,206,742
		TOTAL	29,253,981
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— 13.3%
$ 2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	$2,837,437
2,000,000	[2]	Australia & New Zealand Banking Group, Melbourne, Sr. Unsecd. Note, 144A, 0.621% (3-month USLIBOR +0.490%), 11/21/2022	2,009,004
9,000,000	[2]	Bank of America Corp., Sr. Unsecd. Note, 1.124% (3-month USLIBOR +1.000%), 4/24/2023	9,039,141
4,000,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	4,106,049
2,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.529%, 5/28/2024	2,506,900
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.810%, 10/24/2024	2,997,727
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	1,581,592
3,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	4,140,368
10,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, 0.450%, 12/8/2023	9,957,008
5,000,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 0.369%, 7/9/2024	5,014,263
2,500,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 0.250%, 10/25/2024	2,498,651
7,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.350%, 12/7/2023	6,965,600
2,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.850%, 1/27/2023	2,033,606
3,880,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.550%, 9/15/2023	3,873,602
6,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.650%, 7/31/2024	5,946,426
5,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 1.625%, 5/1/2023	5,081,473
3,280,000		Barclays PLC, Sr. Unsecd. Note, 1.007%, 12/10/2024	3,281,710
5,000,000		BPCE SA, Sub., 144A, 5.700%, 10/22/2023	5,439,082
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.469%, 10/18/2024	5,009,690
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.500%, 12/14/2023	4,965,328
3,260,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.849%, 3/17/2023	3,284,147
2,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	2,009,468
1,920,000		Citigroup, Inc., Sr. Unsecd. Note, 0.919%, 11/4/2022	1,934,367
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 0.981%, 5/1/2025	4,979,292
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	2,930,212
2,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	3,056,066
3,450,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	3,562,291
1,945,000		Citizens Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	1,956,602
6,835,000		Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 0.450%, 7/7/2025	6,850,627
7,000,000		Credit Suisse AG of New York, Sr. Unsecd. Note, 0.495%, 2/2/2024	6,944,564
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 5,000,000	[2]	Credit Suisse AG of New York, Sr. Unsecd. Note, Series FRN, 0.430% (SOFR +0.380%), 8/9/2023	$5,015,501
760,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 1.800%, 1/30/2023	771,312
6,285,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	6,359,005
2,000,000	[2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.881% (3-month USLIBOR +0.750%), 2/23/2023	2,013,644
4,090,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.969%, 10/21/2027	4,095,567
4,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.479%, 3/8/2023	4,003,155
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 0.627%, 11/17/2023	2,497,811
10,000,000	[2]	HSBC Holdings PLC, Sr. Unsecd. Note, 1.125% (3-month USLIBOR +1.000%), 5/18/2024	10,099,603
7,835,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	7,702,510
2,145,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	2,138,568
1,610,000		Huntington National Bank, Sr. Unsecd. Note, 1.800%, 2/3/2023	1,634,468
1,100,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	1,110,377
2,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.814%, 9/22/2027	2,518,732
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	4,881,219
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	10,128,284
3,000,000	[2]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.734% (3-month USLIBOR +0.610%), 5/18/2022	3,010,085
5,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	5,003,177
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 0.731%, 4/5/2024	2,997,571
4,345,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 0.749%, 1/20/2023	4,353,498
705,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	697,915
3,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.529%, 1/25/2024	2,994,692
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	1,853,847
855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	888,018
1,470,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.759%, 12/9/2022	1,478,724
2,470,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	2,493,666
4,120,000		National Australia Bank Ltd., Sr. Unsecd. Note, 1.875%, 12/13/2022	4,191,397
5,000,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series FXD, 0.750%, 8/6/2024	4,963,612
7,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	7,639,320
4,430,000		NatWest Markets PLC, Sr. Unsecd. Note, 144A, 0.800%, 8/12/2024	4,388,235
6,000,000		NatWest Markets PLC, Sr. Unsecd. Note, 144A, 0.809%, 9/29/2026	6,013,215
9,000,000	[2]	PNC Bank National Association, Sr. Unsecd. Note, 0.546% (3-month USLIBOR +0.430%), 12/9/2022	9,004,004
1,800,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,901,263
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 3,260,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	$3,364,596
5,000,000		Royal Bank of Canada, Sr. Unsecd. Note, 0.410%, 7/29/2024	5,013,178
5,000,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.425%, 1/19/2024	4,958,340
4,000,000	[2]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.862% (3-month USLIBOR +0.730%), 2/1/2022	4,007,500
2,915,000		Royal Bank of Canada, Sr. Unsecd. Note, Series MTN, 0.500%, 10/26/2023	2,904,365
8,000,000		Societe Generale SA, 144A, 1.488%, 12/14/2026	7,841,762
4,250,000		Standard Chartered PLC, Sr. Unsecd. Note, 144A, 0.991%, 1/12/2025	4,217,268
1,605,000		State Street Corp., Sr. Unsecd. Note, Series WI, 2.825%, 3/30/2023	1,620,774
905,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 0.508%, 1/12/2024	897,679
5,000,000		Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.450%, 9/11/2023	4,987,510
3,200,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.800%, 5/17/2022	3,236,181
13,453,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 0.449%, 6/9/2025	13,472,334
12,000,000	[2]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 0.265% (3-month BSBY +0.170%), 6/2/2023	12,008,520
8,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 0.409%, 2/9/2024	8,022,917
3,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 0.700%, 8/9/2024	2,981,804
2,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 1.750%, 4/21/2022	2,010,460
2,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 0.805%, 5/19/2025	2,489,093
5,000,000	[2]	Westpac Banking Corp., Sr. Unsecd. Note, 0.691% (3-month USLIBOR +0.570%), 1/11/2023	5,029,991
		TOTAL	344,698,560
		Financial Institution - Broker/Asset Mgr/Exchange— 0.2%
5,000,000	[2]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 0.556% (3-month USLIBOR +0.430%), 11/1/2021	5,000,000
		Financial Institution - Finance Companies— 1.1%
6,195,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	6,096,904
1,820,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	1,822,750
1,430,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	1,539,878
5,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, Series 3NC1, 1.750%, 10/29/2024	5,005,512
4,750,000	[2]	Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.466% (3-month USLIBOR +0.350%), 12/15/2022	4,751,916
8,745,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	8,647,633
		TOTAL	27,864,593
		Financial Institution - Insurance - Health— 0.4%
5,000,000		Anthem, Inc., Sr. Unsecd. Note, 0.450%, 3/15/2023	4,992,242
2,760,000		CIGNA Corp., Sr. Unsecd. Note, 0.613%, 3/15/2024	2,743,127
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Insurance - Health— continued
$ 2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	$1,999,988
		TOTAL	9,735,357
		Financial Institution - Insurance - Life— 2.1%
6,000,000		AIG Global Funding, Sec. Fac. Bond, 144A, 0.900%, 9/22/2025	5,860,504
1,910,000		AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	1,891,121
2,270,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	2,275,621
10,000,000		MassMutual Global Funding II, Sec. Fac. Bond, 144A, 0.319%, 10/21/2024	10,032,120
5,000,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.400%, 1/7/2024	4,957,562
1,190,000		Met Life Global Funding I, Sr. Secd. Note, 144A, 2.650%, 4/8/2022	1,202,031
1,460,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	1,448,280
1,250,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	1,267,046
3,000,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 0.401%, 10/21/2023	2,992,869
3,000,000	[2]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.636% (3-month USLIBOR +0.520%), 6/10/2022	3,009,843
2,415,000		Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	2,353,212
4,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	3,992,509
3,000,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.429%, 8/23/2024	3,006,384
10,370,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	10,298,176
		TOTAL	54,587,278
		Financial Institution - Insurance - P&C— 0.3%
7,635,000		Allstate Corp., Sr. Unsecd. Note, 0.750%, 12/15/2025	7,484,136
1,000,000	[2]	HSB Group, Inc., Company Guarantee, Series B, 1.034% (3-month USLIBOR +0.910%), 7/15/2027	922,036
		TOTAL	8,406,172
		Technology— 1.7%
6,000,000		Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	6,025,517
3,270,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	3,312,079
4,165,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	4,275,938
1,430,000		Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	1,579,333
2,500,000		Dell International LLC / EMC Corp., 4.000%, 7/15/2024	2,679,297
2,985,000		Dell International LLC / EMC Corp., 5.850%, 7/15/2025	3,431,896
2,650,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 0.375%, 3/1/2023	2,642,523
1,975,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	2,062,330
2,520,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	2,659,508
1,535,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	1,579,206
2,290,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 0.900%, 6/1/2023	2,290,668
12,355,000		VMware, Inc., Sr. Unsecd. Note, 1.000%, 8/15/2024	12,373,149
		TOTAL	44,911,444
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Transportation - Airlines— 0.2%
$ 5,385,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	$5,700,430
		Transportation - Services— 0.4%
2,555,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	2,509,105
3,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	3,073,742
2,560,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,707,519
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.650%, 3/18/2024	3,186,782
		TOTAL	11,477,148
		Utility - Electric— 5.0%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,523,225
4,670,000	[2]	American Electric Power Co., Inc., Sr. Unsecd. Note, Series A, 0.612% (3-month USLIBOR +0.480%), 11/1/2023	4,671,507
2,810,000		Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	2,974,391
6,315,000		Black Hills Corp., Sr. Unsecd. Note, 1.037%, 8/23/2024	6,301,666
7,585,000	[2]	CenterPoint Energy Resources Corp., Sr. Unsecd. Note, 0.620% (3-month USLIBOR +0.500%), 3/2/2023	7,587,129
3,750,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 0.699%, 5/13/2024	3,753,844
6,755,000	[2]	Dominion Energy, Inc., Sr. Unsecd. Note, Series D, 0.646% (3-month USLIBOR +0.530%), 9/15/2023	6,759,899
4,920,000	[2]	Duke Energy Progress LLC, Sr. Unsecd. Note, Series A, 0.305% (3-month USLIBOR +0.180%), 2/18/2022	4,919,642
4,595,000		Emera US Finance LP, Sr. Unsecd. Note, 144A, 0.833%, 6/15/2024	4,541,001
8,620,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	8,422,524
4,700,000		EverSource Energy, Sr. Unsecd. Note, Series T, 0.300%, 8/15/2023	4,693,655
3,000,000		Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	3,042,924
5,040,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	5,328,897
3,530,000		Mississippi Power Co., Sr. Unsecd. Note, Series A, 0.349%, 6/28/2024	3,529,511
7,370,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 0.380%, 10/18/2024	7,379,490
3,385,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.750%, 1/21/2022	3,395,686
5,005,000	[2]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.401% (3-month USLIBOR +0.270%), 2/22/2023	5,006,634
1,430,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.589%, 3/1/2023	1,435,866
1,565,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.750%, 5/1/2025	1,642,672
5,440,000		OGE Energy Corp., Sr. Unsecd. Note, 0.703%, 5/26/2023	5,432,143
6,155,000		Oncor Electric Delivery Co. LLC, Sr. Unsecd. Note, Series WI, 0.550%, 10/1/2025	5,961,807
2,995,000		PPL Electric Utilities Corp., 0.379%, 6/24/2024	2,997,037
7,145,000	[2]	PPL Electric Utilities Corp., Term Loan - 1st Lien, 0.382% (3-month USLIBOR +0.250%), 9/28/2023	7,145,194
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Utility - Electric— continued
$ 1,465,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	$1,528,280
5,000,000		Southern Co., Sr. Unsecd. Note, Series 21-A, 0.600%, 2/26/2024	4,959,291
8,000,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	7,977,693
4,120,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	4,126,854
3,860,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	3,844,916
		TOTAL	130,883,378
		Utility - Natural Gas— 1.3%
2,775,000		Enbridge, Inc., Sr. Unsecd. Note, 0.449%, 2/17/2023	2,781,324
5,000,000		Enbridge, Inc., Sr. Unsecd. Note, 4.000%, 10/1/2023	5,260,695
6,950,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	7,936,284
10,000,000		ONE Gas, Inc., Sr. Unsecd. Note, 1.100%, 3/11/2024	9,962,697
1,520,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 0.625%, 4/28/2023	1,515,742
7,500,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 1.000%, 10/12/2024	7,472,102
		TOTAL	34,928,844
		Utility - Natural Gas Distributor— 0.1%
3,830,000	[2]	Southern California Gas Co., Sr. Unsecd. Note, 0.466% (3-month USLIBOR +0.350%), 9/14/2023	3,830,686
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,128,650,921)	1,134,662,842
		ASSET-BACKED SECURITIES— 39.0%
		Auto Receivables— 21.0%
4,834,514		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	4,866,384
93,917		AmeriCredit Automobile Receivables Trust 2018-1, Class B, 3.260%, 1/18/2024	93,922
3,000,000		AmeriCredit Automobile Receivables Trust 2020-1, Class D, 1.800%, 12/18/2025	3,051,692
2,000,000		AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	2,040,791
1,760,000		AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	1,763,406
2,000,000		AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	2,017,382
5,100,000		AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	5,047,592
4,500,000		AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	4,474,267
12,400,000		BMW Vehicle Lease Trust 2021-2 A4, Class A4, 0.430%, 1/27/2025	12,320,174
3,250,000		Canadian Pacer Auto Receivable 2018-2A, Class B, 3.630%, 1/19/2024	3,299,621
4,250,000		Canadian Pacer Auto Receivable 2020-1A, Class B, 2.000%, 7/21/2025	4,332,705
4,250,000		Canadian Pacer Auto Receivable 2020-1A, Class C, 2.490%, 5/19/2026	4,343,504
5,750,000		Canadian Pacer Auto Receivable 2021-1A, Class C, 1.460%, 12/20/2027	5,695,620
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 5,000,000	Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	$5,111,843
3,000,000	Carvana Auto Receivables Trust 2021-P3, Class N, 1.990%, 9/11/2028	3,006,742
4,078,636	Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	4,087,201
4,828,289	Chase Auto Credit Linked Notes 2021-3, Class D, 1.009%, 2/26/2029	4,807,857
5,553,158	Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	5,582,278
6,000,000	Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	6,159,010
4,280,000	Drive Auto Receivables Trust 2021-1, Class C, 1.020%, 6/15/2027	4,283,305
8,000,000	Drive Auto Receivables Trust 2021-2, Class B, 0.580%, 12/15/2025	8,003,270
10,000,000	Drive Auto Receivables Trust 2021-2, Class C, 0.870%, 10/15/2027	9,975,569
1,900,000	Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,944,996
2,825,000	Ford Credit Auto Lease Trust 2020-A, Class B, 2.050%, 6/15/2023	2,862,836
4,750,000	Ford Credit Auto Lease Trust 2020-B, Class B, 1.000%, 11/15/2023	4,785,362
3,175,000	Ford Credit Auto Lease Trust 2020-B, Class C, 1.700%, 2/15/2025	3,220,775
2,400,000	Ford Credit Auto Lease Trust 2021-A, Class B, 0.470%, 5/15/2024	2,398,381
1,900,000	Ford Credit Auto Lease Trust 2021-A, Class C, 0.780%, 9/15/2025	1,897,389
18,800,000	Ford Credit Auto Lease Trust 2021-B, Class C, 0.900%, 5/15/2026	18,691,601
2,000,000	Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	2,046,208
4,000,000	Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	4,088,976
2,000,000	Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	2,043,914
3,000,000	Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	2,981,894
3,000,000	Ford Credit Auto Owner Trust/Ford Credit 2020-2, Class C, 1.740%, 4/15/2033	3,009,200
6,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	6,018,495
5,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	5,089,102
3,804,000	General Motors 2019-2, Class C, 3.300%, 4/15/2026	3,987,372
3,000,000	General Motors 2020-1, Class B, 1.030%, 8/15/2025	2,995,624
1,500,000	General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,504,829
5,500,000	General Motors 2020-2, Class A, 0.690%, 10/15/2025	5,518,340
2,750,000	General Motors 2020-2, Class B, 0.960%, 10/15/2025	2,752,124
1,500,000	General Motors 2020-2, Class C, 1.310%, 10/15/2025	1,504,068
1,148,682	GM Financial Automobile Leasing Trust 2019-3, Class A4, 2.030%, 7/20/2023	1,151,897
2,625,000	GM Financial Automobile Leasing Trust 2020-2, Class C, 2.560%, 7/22/2024	2,686,242
10,000,000	GM Financial Automobile Leasing Trust 2020-3, Class D, 1.710%, 2/20/2025	10,124,026
4,250,000	GM Financial Automobile Leasing Trust 2021-1, Class D, 1.010%, 7/21/2025	4,250,477
3,500,000	GM Financial Automobile Leasing Trust 2021-2, Class C, 1.010%, 5/20/2025	3,488,659
5,000,000	GM Financial Automobile Leasing Trust 2021-3, Class C, 1.030%, 7/21/2025	4,974,608
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 3,000,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	$3,075,152
2,000,000		GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	1,999,900
1,750,000		GM Financial Securitized Term 2020-3, Class C, 1.370%, 1/16/2026	1,763,345
1,100,000		GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,116,104
5,000,000		GM Financial Securitized Term 2021-1, Class A3, 0.350%, 10/16/2025	4,997,249
4,000,000		GM Financial Securitized Term 2021-4, Class B, 1.250%, 10/18/2027	3,990,542
5,000,000		GM Financial Securitized Term 2021-4, Class C, 1.370%, 3/16/2028	4,988,365
6,685,000		Great America Leasing Receivables 2020-1, Class C, 2.120%, 2/15/2027	6,756,459
8,500,000		Great America Leasing Receivables 2021-2, Class B, 1.310%, 9/15/2027	8,490,752
8,000,000		Great America Leasing Receivables 2021-2, Class C, 1.560%, 9/15/2028	7,961,662
5,000,000		Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,080,676
1,609,765		Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	1,627,399
3,000,000		Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.120%, 5/15/2024	3,041,464
2,000,000		Hyundai Auto Lease Securitization Trust 2020-B, Class B, 0.810%, 10/15/2024	2,010,246
4,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	4,133,686
1,500,000		Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	1,536,648
2,000,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	2,060,392
2,000,000		Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	2,016,323
5,000,000		Hyundai Auto Receivables Trust 2021-B, Class C, 1.120%, 2/15/2028	4,928,477
4,350,000		NextGear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	4,405,574
7,000,000		NextGear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	7,101,067
10,000,000		NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	9,964,974
6,000,000	[2]	Nissan Master Owner Trust Receivables 2019-B, Class A, 0.520% (1-month USLIBOR +0.430%), 11/15/2023	6,011,261
3,750,000		Santander Consumer Auto Receivables 2021-AA, Class B, 0.710%, 8/17/2026	3,720,216
540,000		Santander Consumer Auto Receivables 2021-AA, Class C, 1.030%, 11/16/2026	536,492
2,000,000		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	2,037,496
2,885,140		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	2,911,788
7,000,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	7,146,537
3,275,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	3,345,116
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 12,000,000	Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	$12,146,240
3,165,000	Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	3,199,122
15,000,000	Santander Drive Auto Receivables Trust 2021-1, Class D, 1.130%, 11/16/2026	15,014,523
10,000,000	Santander Drive Auto Receivables Trust 2021-3, Class C, 0.950%, 9/15/2027	9,943,669
10,000,000	Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	9,936,754
4,530,000	Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	4,589,120
6,500,000	Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	6,644,130
2,250,000	Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	2,255,640
6,750,000	Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	6,826,060
5,000,000	Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	4,970,929
6,400,000	Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	6,365,161
14,000,000	Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	13,917,085
13,000,000	Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	12,894,937
337,063	Securitized Term Auto Receivables Trust 2019-1A, Class A3, 2.986%, 2/27/2023	339,374
10,000,000	Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	10,193,498
4,870,000	Tesla Auto Lease Trust 2020-A, Class C, 1.680%, 2/20/2024	4,924,815
6,330,000	Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	6,433,373
6,220,000	Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	6,168,186
9,000,000	Toyota Auto Loan Extended Note 2019-1A, Class A, 2.560%, 11/25/2031	9,382,191
1,972,721	Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	1,992,647
1,175,809	Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	1,185,811
5,000,000	Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	5,010,180
4,000,000	Volkswagen Auto Lease Trust 2019-A, Class A4, 2.020%, 8/20/2024	4,038,510
3,000,000	Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	3,065,805
8,625,000	Volvo Financial Equipment LLC 2020-1A, Class A4, 0.600%, 3/15/2028	8,530,213
2,000,000	World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,005,900
1,000,000	World Omni Auto Receivables Trust 2018-B, Class B, 3.170%, 1/15/2025	1,016,619
3,000,000	World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	2,975,976
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 3,500,000		World Omni Auto Receivables Trust 2021-A, Class C, 1.090%, 11/15/2027	$3,467,588
1,800,000		World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	1,790,433
1,500,000		World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	1,496,268
1,750,000		World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	1,724,843
1,375,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	1,356,318
7,110,000		World Omni Auto Receivables Trust 2021-D, Class C, 1.720%, 6/15/2028	7,073,432
4,000,000		World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	4,044,905
5,000,000		World Omni Automobile Lease Securitization Trust 2020-A, Class B, 1.930%, 6/16/2025	5,070,388
3,977,338		World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	4,001,985
639,152		World Omni Select Auto Trust 2020-A, Class A2, 0.470%, 6/17/2024	640,520
3,000,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	3,010,500
3,750,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	3,779,045
2,550,000		World Omni Select Auto Trust 2021-A, Class D, 1.440%, 11/15/2027	2,526,303
		TOTAL	545,085,888
		Communications - Telecom Wireless— 0.5%
13,500,000		Verizon Master Trust 2021-2, Class C, 1.350%, 4/20/2028	13,525,543
		Credit Card— 6.0%
9,914,000	[2]	American Express Credit Account Master Trust 2018-5, Class B, 0.640% (1-month USLIBOR +0.550%), 12/15/2025	9,992,730
3,000,000	[2]	American Express Credit Account Master Trust 2018-7, Class B, 0.660% (1-month USLIBOR +0.570%), 2/17/2026	3,009,028
8,000,000		Bank of America Credit Card Trust 2019-A1, Class A1, 1.740%, 1/15/2025	8,106,116
8,150,000		Bank of America Credit Card Trust 2021-A1, Class A, 0.440%, 9/15/2026	8,117,130
3,700,000		Capital One Multi-Asset Execution Trust 2019-A2, Class A2, 1.720%, 8/15/2024	3,747,880
14,400,000		Cards II Trust 2021-1A, Class A, 0.602%, 4/15/2027	14,310,298
6,000,000		Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	5,953,747
7,000,000	[2]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 0.426% (1-month USLIBOR +0.340%), 6/7/2025	7,039,287
5,000,000	[2]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.450% (1-month USLIBOR +0.360%), 4/15/2025	5,021,333
13,800,000	[2]	Discover Card Execution Note Trust 2018-A6, Class A6, 0.480% (1-month USLIBOR +0.390%), 3/15/2026	13,905,811
1,900,000		Evergreen Credit Card Trust Series 2019-2 C, Class C, 2.620%, 9/15/2024	1,938,089
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Credit Card— continued
$ 13,500,000		Evergreen Credit Card Trust Series 2021-1, Class B, 1.150%, 10/15/2026	$13,452,484
7,700,000	[2]	Golden Credit Card Trust 2017-4A, Class A, 0.610% (1-month USLIBOR +0.520%), 7/15/2024	7,735,544
7,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,907,213
3,000,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	2,978,272
1,500,000	[2]	Master Credit Card Trust 2018-1A, Class A, 0.576% (1-month USLIBOR +0.490%), 7/21/2024	1,509,049
4,500,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	4,650,496
4,082,000		Master Credit Card Trust 2020-1A, Class B, 2.270%, 9/21/2024	4,180,094
5,250,000		Master Credit Card Trust 2020-1A, Class C, 2.590%, 9/21/2024	5,375,966
20,000,000		Master Credit Card Trust 2021-1A, Class A, 0.530%, 11/21/2025	19,810,170
2,450,000		Master Credit Card Trust 2021-1A, Class B, 0.790%, 11/21/2025	2,425,874
4,900,000		Trillium Credit Card Trust II 2020-1A, Class C, 2.628%, 12/26/2024	4,922,292
		TOTAL	155,088,903
		Equipment Lease— 3.9%
4,000,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	4,125,396
4,000,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	4,120,796
3,325,000		CNH Equipment Trust 2021-B, Class B, 0.900%, 1/16/2029	3,279,367
9,260,000		CNH Equipment Trust 2021-C, Class B, 1.410%, 4/16/2029	9,265,043
5,000,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	5,036,018
3,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	3,024,148
3,250,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	3,293,133
2,500,000		Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	2,622,738
1,000,000		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	1,009,018
2,000,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	2,031,839
6,000,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	5,996,012
4,750,000		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	4,850,994
5,000,000		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	5,082,344
1,000,000		Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	1,003,452
3,700,000		Great America Leasing Receivables 2018-1, Class C, 3.140%, 6/16/2025	3,713,116
4,000,000		Great America Leasing Receivables 2019-1, Class C, 3.540%, 2/17/2026	4,132,230
860,000		Great America Leasing Receivables 2020-1, Class A3, 1.760%, 8/15/2023	869,562
4,650,000		Great America Leasing Receivables 2021-1, Class C, 0.920%, 12/15/2027	4,589,969
1,250,000		HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	1,272,542
7,000,000		HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	7,117,573
3,500,000		HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	3,609,918
5,000,000		HPEFS Equipment Trust 2021-1A, Class D, 1.030%, 3/20/2031	4,971,232
3,900,000		HPEFS Equipment Trust 2021-2A, Class C, 0.880%, 9/20/2028	3,876,588
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Equipment Lease— continued
$ 2,800,000		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	$2,776,765
2,000,000		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	2,029,875
1,482,471		Kubota Credit Owner Trust 2020-2A, Class A2, 0.410%, 6/15/2023	1,485,750
3,178,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	3,211,623
3,650,000		Volvo Financial Equipment LLC 2019-1A, Class B, 3.260%, 1/16/2024	3,736,117
		TOTAL	102,133,158
		Financial Institution - Banking— 0.3%
5,223,842		Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	5,230,689
1,424,684		Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	1,427,635
		TOTAL	6,658,324
		Home Equity Loan— 0.0%
7,549	[2]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.570% (1-month USLIBOR +0.480%), 1/15/2028	6,688
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	187,983
328,248	[3]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	194,671
		Other— 6.6%
2,000,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	2,041,180
3,800,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	3,897,038
1,000,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/16/2032	1,008,632
1,000,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/16/2032	1,024,448
1,950,000		Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,938,143
2,000,000		Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	1,987,618
17,000,000		DLLAD LLC 2021-1A, Class A3, 0.640%, 9/21/2026	16,783,024
5,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	5,126,950
5,100,000		Enterprise Fleet Financing LLC 2020-1, Class A3, 1.860%, 12/22/2025	5,205,902
1,075,070	[2]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.769% (1-month USLIBOR +0.680%), 10/25/2035	1,082,462
4,260,503		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	4,428,192
4,021,672		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	4,043,501
3,051,799		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	3,077,708
8,827,202		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	8,844,161
4,000,000	[2]	Navistar Financial Dealer Note Master Trust 2020-1, Class A, 1.039% (1-month USLIBOR +0.950%), 7/25/2025	4,025,006
3,480,000	[2]	Navistar Financial Dealer Note Master Trust 2020-1, Class C, 2.239% (1-month USLIBOR +2.150%), 7/25/2025	3,519,363
1,318,000	[2]	Navistar Financial Dealer Note Master Trust 2020-1, Class D, 2.989% (1-month USLIBOR +2.900%), 7/25/2025	1,328,261
2,300,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	2,347,506
5,000,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	5,025,259
6,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	6,074,448
3,120,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	3,132,677
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— continued
$ 1,525,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	$1,535,867
5,000,000		PFS Financing Corp. 2021-A, Class A, 0.710%, 4/15/2026	4,982,759
2,000,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	1,989,045
17,500,000		PFS Financing Corp. 2021-B, Class A, 0.775%, 8/15/2026	17,375,144
2,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	2,478,251
1,235,465		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	1,278,293
2,733,890		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	2,747,378
18,878	[2]	SLM Student Loan Trust 2011-2, Class A1, 0.689% (1-month USLIBOR +0.600%), 11/25/2027	18,909
227,269	[2]	Social Professional Loan Program LLC 2017-A, Class A1, 0.789% (1-month USLIBOR +0.700%), 3/26/2040	228,573
130,590	[2]	Social Professional Loan Program LLC 2017-E, Class A1, 0.589% (1-month USLIBOR +0.500%), 11/26/2040	131,251
185,754	[2]	Social Professional Loan Program LLC 2018-A, Class A1, 0.439% (1-month USLIBOR +0.350%), 2/25/2042	186,499
40,729		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	41,001
4,229		Sofi Consumer Loan Program Trust 2019-3, Class A, 2.900%, 5/25/2028	4,256
3,000,000		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	3,039,788
2,250,000		Sofi Consumer Loan Program Trust 2021-1, Class B, 1.300%, 9/25/2030	2,243,441
1,442,982	[2]	State Board of Regents of the State of Utah 2016-1, Class A, 0.839% (1-month USLIBOR +0.750%), 9/25/2056	1,444,566
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,072,331
2,000,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	2,050,925
1,527,758		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	1,547,929
3,000,000		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	3,040,325
7,500,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	7,673,230
4,250,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	4,333,951
6,500,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	6,519,111
10,200,000		Verizon Owner Trust 2020-C, Class B, 0.670%, 4/21/2025	10,217,388
4,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	3,999,348
		TOTAL	171,121,038
		Student Loans— 0.7%
17,000,000	[2]	Nelnet Student Loan Trust 2021-DA, Class AFL, 0.777% (1-month USLIBOR +0.690%), 4/20/2062	17,166,838
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,007,880,441)	1,010,974,363
		COLLATERALIZED MORTGAGE OBLIGATIONS— 2.8%
		Federal Home Loan Mortgage Corporation— 2.1%
267		Federal Home Loan Mortgage Corp. REMIC, Series 1686, Class PJ, 5.000%, 2/15/2024	274
5,377		Federal Home Loan Mortgage Corp. REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	5,905
21,152		Federal Home Loan Mortgage Corp. REMIC, Series 2647, Class A, 3.250%, 4/15/2032	22,148
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation— continued
$ 14,743		Federal Home Loan Mortgage Corp. REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	$15,297
7,665		Federal Home Loan Mortgage Corp. REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	7,957
451,130	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3117, Class FE, 0.390% (1-month USLIBOR +0.300%), 2/15/2036	452,325
49,699	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 0.550% (1-month USLIBOR +0.460%), 2/15/2034	50,136
131,398	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 0.490% (1-month USLIBOR +0.400%), 7/15/2036	132,600
61,090	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 0.840% (1-month USLIBOR +0.750%), 7/15/2036	62,391
238,435	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 1.000% (1-month USLIBOR +0.910%), 7/15/2037	244,011
6,026,802	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class F, 0.420% (1-month USLIBOR +0.330%), 4/15/2041	6,059,888
9,217,987		Federal Home Loan Mortgage Corp. REMIC, Series 5031, Class FB, 0.349%, 4/25/2041	9,234,481
10,294,587		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 3/25/2053	10,255,122
9,997,654	[2]	Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 0.340% (1-month USLIBOR +0.260%), 11/25/2030	10,003,887
17,500,000	[2]	Federal Home Loan Mortgage Corp. REMIC, Series KF97, Class AS, 0.300% (30-DAY AVERAGE SOFR +0.250%), 12/25/2030	17,487,302
84,018		Federal Home Loan Mortgage Corp. REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	102,896
		TOTAL	54,136,620
		Federal National Mortgage Association— 0.5%
972		Federal National Mortgage Association REMIC, Series 1992-162, Class D, 7.000%, 9/25/2022	992
1,914	[2]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.749% (10-year Constant Maturity Treasury +48.285%, Cap 9.749%), 7/25/2023	1,995
225	[2]	Federal National Mortgage Association REMIC, Series 1993-179, Class FO, 4.000% (3-month Constant Maturity Treasury +0.700%, Floor 4.000%), 10/25/2023	231
734		Federal National Mortgage Association REMIC, Series 1993-32, Class H, 6.000%, 3/25/2023	755
45,483		Federal National Mortgage Association REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	49,892
28,236	[2]	Federal National Mortgage Association REMIC, Series 2002-52, Class FG, 0.589% (1-month USLIBOR +0.500%), 9/25/2032	28,544
4,767		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	4,985
106,079	[2]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 0.519% (1-month USLIBOR +0.430%), 6/25/2036	106,830
539,436	[2]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 0.539% (1-month USLIBOR +0.450%), 7/25/2037	544,907
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association— continued
$ 66,811	[2]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 1.089% (1-month USLIBOR +1.000%), 6/25/2037	$68,628
3,733	[2]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 0.889% (1-month USLIBOR +0.800%), 5/25/2039	3,737
151,211	[2]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 0.939% (1-month USLIBOR +0.850%), 4/25/2037	155,008
234,043	[2]	Federal National Mortgage Association REMIC, Series 2010-74, Class AF, 0.629% (1-month USLIBOR +0.540%), 7/25/2037	237,308
145,666	[2]	Federal National Mortgage Association REMIC, Series 2011-17, Class FP, 0.539% (1-month USLIBOR +0.450%), 3/25/2041	146,644
1,251,081	[2]	Federal National Mortgage Association REMIC, Series 2012-1, Class PF, 0.489% (1-month USLIBOR +0.400%), 2/25/2042	1,261,550
4,087,458	[2]	Federal National Mortgage Association REMIC, Series 2016-24, Class FG, 0.439% (1-month USLIBOR +0.350%), 5/25/2046	4,112,708
987,663	[2]	Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 0.439% (1-month USLIBOR +0.350%), 4/25/2047	991,355
5,033,086	[2]	Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 0.389% (1-month USLIBOR +0.300%), 10/25/2060	5,050,447
98		Federal National Mortgage Association REMIC, Series G92-54, Class ZQ, 7.500%, 9/25/2022	99
11,870	[2]	Federal National Mortgage Association, REMIC 2009-63 FB, 0.589% (1-month USLIBOR +0.500%), 8/25/2039	12,008
		TOTAL	12,778,623
		Government National Mortgage Association— 0.2%
2,047,052	[2]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 0.623% (1-month USLIBOR +0.540%), 7/20/2063	2,053,567
2,723,201	[2]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 0.633% (1-month USLIBOR +0.550%), 7/20/2063	2,730,073
		TOTAL	4,783,640
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $71,707,031)	71,698,883
		U.S. TREASURIES— 2.1%
		U.S. Treasury Notes— 2.1%
40,000,000		United States Treasury Notes, 2.125%, 2/29/2024	41,436,660
12,000,000	[4]	United States Treasury Notes, 2.500%, 2/28/2026	12,723,722
		TOTAL U.S. TREASURIES (IDENTIFIED COST $51,898,249)	54,160,382
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 1.9%
		Commercial Mortgage— 1.9%
5,000,000	[2]	BHMS Mortgage Trust 2018-ATLS, Class A, 1.340% (1-month USLIBOR +1.250%), 7/15/2035	4,999,217
10,000,000	[2]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 1.490% (1-month USLIBOR +1.400%), 11/15/2036	9,996,875
4,000,000	[2]	DBWF Mortgage Trust 2018-GLKS, Class A, 1.110% (1-month USLIBOR +1.030%), 12/19/2030	3,995,026
8,550,000	[2]	DBWF Mortgage Trust 2018-GLKS, Class B, 1.430% (1-month USLIBOR +1.350%), 12/19/2030	8,528,694
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES— continued
		Commercial Mortgage— continued
$ 12,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	$12,378,651
4,683,809	[2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.875% (1-month USLIBOR +0.790%), 4/10/2046	4,718,037
3,899,216	[2]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.286% (1-month USLIBOR +1.200%), 6/15/2045	3,901,434
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $48,033,991)	48,517,934
		NON-AGENCY MORTGAGE-BACKED SECURITIES— 0.6%
		Non-Agency Mortgage— 0.6%
2,842		Banc of America Mortgage Securities 2003-B, Class 2A2, 3.608%, 3/25/2033	2,849
3,504		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	3,583
2,121,031	[2]	Gosforth Funding PLC 2018-1A, Class A1, 0.579% (3-month USLIBOR +0.450%), 8/25/2060	2,122,956
4,000,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	4,062,588
121,270		Residential Accredit Loans, Inc., 2004-QA4, Class NB1, 7.646%, 9/25/2034	88,552
770,577		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	769,091
637,909		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	640,360
6,776,000	[2]	Silverstone Master Issuer 2018-1A, Class 1A, 0.520% (3-month USLIBOR +0.390%), 1/21/2070	6,782,234
35,964		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	37,663
226,761	[2]	Washington Mutual 2006-AR15, Class 1A, 0.927% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	218,312
251,609	[2]	Washington Mutual 2006-AR17, Class 1A, 0.913% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	238,395
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $14,950,971)	14,966,583
	[2]	ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal Home Loan Mortgage Corporation— 0.0%
213,856		FHLMC ARM, 2.160%, 3/1/2033	224,768
1,588		FHLMC ARM, 5.342%, 11/1/2030	1,734
		TOTAL	226,502
		Federal National Mortgage Association— 0.0%
90,566		FNMA ARM, 1.488%, 5/1/2040	92,482
19,694		FNMA ARM, 1.488%, 5/1/2040	20,116
270,045		FNMA ARM, 1.513%, 8/1/2033	273,211
11,311		FNMA ARM, 2.033%, 10/1/2027	11,443
97,667		FNMA ARM, 2.086%, 4/1/2028	98,989
191,270		FNMA ARM, 2.445%, 5/1/2034	199,239
		TOTAL	695,480
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[2]	ADJUSTABLE RATE MORTGAGES— continued
		Government National Mortgage Association— 0.0%
$ 85		GNMA ARM, 2.000%, 1/20/2022	$85
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $905,110)	922,067
		MORTGAGE-BACKED SECURITIES— 0.0%
		Federal Home Loan Mortgage Corporation— 0.0%
9		Federal Home Loan Mortgage Corp., Pool C90493, 6.500%, 11/1/2021	9
		Federal National Mortgage Association— 0.0%
38,082		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	45,085
		Government National Mortgage Association— 0.0%
2,442		Government National Mortgage Association, Pool 354754, 7.500%, 2/15/2024	2,536
1,891		Government National Mortgage Association, Pool 423843, 8.500%, 8/15/2026	2,054
		TOTAL	4,590
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $44,666)	49,684
		INVESTMENT COMPANIES— 10.1%
6,034,773		Bank Loan Core Fund	58,235,559
5,517,460		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[5]	5,517,460
114,482,465		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[5]	114,516,809
8,064,283		High Yield Bond Core Fund	50,966,268
3,487,210		Mortgage Core Fund	34,244,407
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $262,655,990)	263,480,503
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $2,586,727,370)[6]	2,599,433,241
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[7]	(4,594,585)
		TOTAL NET ASSETS—100%	$2,594,838,656
At October 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
[8]United States Treasury Notes 5-Year Short Futures	150	$18,262,500	December 2021	$252,788
[8]United States Treasury Notes 10-Year Short Futures	150	$19,605,469	December 2021	$385,194
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$637,982
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2021, were as follows:
Affiliates	Value as of 4/30/2021	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$44,404,012	$13,875,698	$—
Federated Hermes Government Obligations Fund, Premier Shares*	$2,972,550	$22,080,743	$(19,535,833)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$187,406,259	$438,184,985	$(511,081,379)
High Yield Bond Core Fund	$49,922,639	$1,370,088	$—
Mortgage Core Fund	$34,331,273	$364,152	$—
TOTAL OF AFFILIATED TRANSACTIONS	$319,036,733	$475,875,666	$(530,617,212)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 10/31/2021	Shares Held as of 10/31/2021	Dividend Income
$(44,151)	$—	$58,235,559	6,034,773	$1,124,902
N/A	N/A	$5,517,460	5,517,460	$676
$3,625	$3,319	$114,516,809	114,482,465	$20,579
$(326,459)	$—	$50,966,268	8,064,283	$1,370,088
$(451,018)	$—	$34,244,407	3,487,210	$364,151
$(818,003)	$3,319	$263,480,503	137,586,191	$2,880,396

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $2,586,727,370.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of October 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,134,662,842	$—	$1,134,662,842
Asset-Backed Securities	—	1,010,974,363	0	1,010,974,363
Collateralized Mortgage Obligations	—	71,698,883	—	71,698,883
U.S. Treasuries	—	54,160,382	—	54,160,382
Commercial Mortgage-Backed Securities	—	48,517,934	—	48,517,934
Non-Agency Mortgage-Backed Securities	—	14,966,583	—	14,966,583
Adjustable Rate Mortgages	—	922,067	—	922,067
Mortgage-Backed Securities	—	49,684	—	49,684
Investment Companies	263,480,503	—	—	263,480,503
TOTAL SECURITIES	$263,480,503	$2,335,952,738	$0	$2,599,433,241
Other Financial Instruments:[1]
Assets	$637,982	$—	$—	$637,982
TOTAL OTHER FINANCIAL INSTRUMENTS	$637,982	$—	$—	$637,982

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
BSBY	—Bloomberg Short-Term Bank Yield Index
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2021	Year Ended April 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.70	$8.52	$8.49	$8.44	$8.51	$8.50
Income From Investment Operations:
Net investment income (loss)	0.04	0.11	0.18	0.17	0.11	0.07
Net realized and unrealized gain (loss)	(0.05)	0.20	0.03	0.05	(0.07)	0.01
Total From Investment Operations	(0.01)	0.31	0.21	0.22	0.04	0.08
Less Distributions:
Distributions from net investment income	(0.04)	(0.12)	(0.18)	(0.17)	(0.11)	(0.07)
Distributions from net realized gain	—	(0.01)	—	—	—	—
Total Distributions	(0.04)	(0.13)	(0.18)	(0.17)	(0.11)	(0.07)
Net Asset Value, End of Period	$8.65	$8.70	$8.52	$8.49	$8.44	$8.51
Total Return[1]	(0.12)%	3.56%	2.44%	2.59%	0.47%	0.95%
Ratios to Average Net Assets:
Net expenses[2]	0.62%[3]	0.62%	0.79%	0.96%	1.11%	1.10%
Net investment income	0.90%[3]	1.23%	2.05%	1.99%	1.28%	0.82%
Expense waiver/reimbursement[4]	0.07%[3]	0.09%	0.08%	0.14%	0.28%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$768,206	$632,973	$91,446	$86,807	$52,740	$59,738
Portfolio turnover[5]	12%	20%	39%	40%	28%	34%

1
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2021	Year Ended April 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.70	$8.52	$8.49	$8.44	$8.51	$8.50
Income From Investment Operations:
Net investment income (loss)	0.05	0.14	0.21	0.22	0.17	0.13
Net realized and unrealized gain (loss)	(0.05)	0.19	0.03	0.05	(0.07)	0.01
Total From Investment Operations	—	0.33	0.24	0.27	0.10	0.14
Less Distributions:
Distributions from net investment income	(0.05)	(0.14)	(0.21)	(0.22)	(0.17)	(0.13)
Distributions from net realized gain	—	(0.01)	—	—	—	—
Total Distributions	(0.05)	(0.15)	(0.21)	(0.22)	(0.17)	(0.13)
Net Asset Value, End of Period	$8.65	$8.70	$8.52	$8.49	$8.44	$8.51
Total Return[2]	0.00%[3]	3.82%	2.87%	3.21%	1.22%	1.71%
Ratios to Average Net Assets:
Net expenses[4]	0.37%[5]	0.37%	0.37%	0.37%	0.36%	0.35%
Net investment income	1.15%[5]	1.57%	2.47%	2.59%	2.04%	1.57%
Expense waiver/reimbursement[6]	0.09%[5]	0.11%	0.10%	0.14%	0.27%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,337,350	$1,131,124	$960,898	$844,119	$438,235	$403,852
Portfolio turnover[7]	12%	20%	39%	40%	28%	34%

1	Prior to November 2, 2018, Institutional Shares were designated as the Class Y Shares.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights – Service Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2021	Year Ended April 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.69	$8.52	$8.48	$8.44	$8.51	$8.50
Income From Investment Operations:
Net investment income (loss)	0.04	0.11	0.19	0.20	0.16	0.12
Net realized and unrealized gain (loss)	(0.05)	0.18	0.04	0.04	(0.07)	0.01
Total From Investment Operations	(0.01)	0.29	0.23	0.24	0.09	0.13
Less Distributions:
Distributions from net investment income	(0.04)	(0.11)	(0.19)	(0.20)	(0.16)	(0.12)
Distributions from net realized gain	—	(0.01)	—	—	—	—
Total Distributions	(0.04)	(0.12)	(0.19)	(0.20)	(0.16)	(0.12)
Net Asset Value, End of Period	$8.64	$8.69	$8.52	$8.48	$8.44	$8.51
Total Return[2]	(0.14)%	3.41%	2.70%	2.89%	1.09%	1.57%
Ratios to Average Net Assets:
Net expenses[3]	0.65%[4]	0.65%	0.65%	0.57%	0.48%	0.49%
Net investment income	0.87%[4]	1.30%	2.19%	2.37%	1.91%	1.46%
Expense waiver/reimbursement[5]	0.08%[4]	0.10%	0.10%	0.11%	0.20%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$291,753	$304,881	$337,987	$372,876	$417,673	$478,362
Portfolio turnover[6]	12%	20%	39%	40%	28%	34%

1
Prior to November 2, 2018, new Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares.

2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2021	Year Ended April 30,				Period Ended 4/30/2017[1]
		2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.70	$8.53	$8.49	$8.45	$8.51	$8.49
Income From Investment Operations:
Net investment income (loss)	0.05	0.14	0.21	0.22	0.17	0.07
Net realized and unrealized gain (loss)	(0.05)	0.18	0.04	0.04	(0.06)	(0.01)
Total From Investment Operations	—	0.32	0.25	0.26	0.11	0.06
Less Distributions:
Distributions from net investment income	(0.05)	(0.14)	(0.21)	(0.22)	(0.17)	(0.04)
Distributions from net realized gain	—	(0.01)	—	—	—	—
Total Distributions	(0.05)	(0.15)	(0.21)	(0.22)	(0.17)	(0.04)
Net Asset Value, End of Period	$8.65	$8.70	$8.53	$8.49	$8.45	$8.51
Total Return[2]	0.02%	3.72%	3.02%	3.11%	1.35%	0.72%
Ratios to Average Net Assets:
Net expenses[3]	0.34%[4]	0.34%	0.34%	0.34%	0.35%	0.33%[4]
Net investment income	1.18%[4]	1.59%	2.48%	2.66%	2.19%	1.34%[4]
Expense waiver/reimbursement[5]	0.07%[4]	0.08%	0.08%	0.10%	0.20%	0.40%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$197,531	$205,293	$147,771	$68,022	$13,637	$0[6]
Portfolio turnover[7]	12%	20%	39%	40%	28%	34%[8]

1
Reflects operations for the period from January 20, 2017 (date of initial investment) to
April 30, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.

2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than $1,000.
7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2021 (unaudited)

Assets:
Investment in securities, at value including $5,385,213 of securities loaned and $263,480,503 of investment in affiliated holdings* (identified cost $2,586,727,370)	$2,599,433,241
Income receivable	4,693,276
Income receivable from affiliated holdings	528,775
Receivable for investments sold	14,987,666
Receivable for shares sold	8,963,859
Receivable for variation margin on futures contracts	3,527
Total Assets	2,628,610,344
Liabilities:
Payable for investments purchased	21,131,917
Payable for shares redeemed	6,577,020
Payable for collateral due to broker for securities lending (Note 2)	5,517,460
Income distribution payable	100,491
Payable to adviser (Note 5)	49,638
Payable for administrative fee (Note 5)	16,663
Payable for other service fees (Notes 2 and 5)	221,951
Accrued expenses (Note 5)	156,548
Total Liabilities	33,771,688
Net assets for 300,002,838 shares outstanding	$2,594,838,656
Net Assets Consist of:
Paid-in capital	$2,582,123,302
Total distributable earnings (loss)	12,715,354
Total Net Assets	$2,594,838,656
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($768,206,029 ÷ 88,797,033 shares outstanding), no par value, unlimited shares authorized	$8.65
Offering price per share (100/99.00 of $8.65)	$8.74
Redemption proceeds per share	$8.65
Institutional Shares:
Net asset value per share ($1,337,349,579 ÷ 154,630,081 shares outstanding), no par value, unlimited shares authorized	$8.65
Offering price per share	$8.65
Redemption proceeds per share	$8.65
Service Shares:
Net asset value per share ($291,752,515 ÷ 33,751,107 shares outstanding), no par value, unlimited shares authorized	$8.64
Offering price per share	$8.64
Redemption proceeds per share	$8.64
Class R6 Shares:
Net asset value per share ($197,530,533 ÷ 22,824,617 shares outstanding), no par value, unlimited shares authorized	$8.65
Offering price per share	$8.65
Redemption proceeds per share	$8.65

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended October 31, 2021 (unaudited)

Investment Income:
Interest	$15,793,963
Dividends received from affiliated holdings*	2,879,720
Net income on securities loaned (includes $676 received from affiliated holdings related to cash collateral balances*) (Note 2)	16,008
TOTAL INCOME	18,689,691
Expenses:
Investment adviser fee (Note 5)	3,682,996
Administrative fee (Note 5)	963,548
Custodian fees	40,340
Transfer agent fees (Note 2)	623,156
Directors’/Trustees’ fees (Note 5)	5,996
Auditing fees	15,073
Legal fees	5,497
Portfolio accounting fees	118,887
Other service fees (Notes 2 and 5)	1,254,558
Share registration costs	98,456
Printing and postage	24,824
Miscellaneous (Note 5)	16,404
TOTAL EXPENSES	6,849,735
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(825,853)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(152,666)
TOTAL WAIVERS AND REIMBURSEMENTS	(978,519)
Net expenses	5,871,216
Net investment income	$12,818,475
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments (including net realized gain of $3,319 on sales of investments in affiliated holdings*)	$636,511
Net realized gain on foreign currency transactions	115
Net realized loss on futures contracts	(357,498)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(818,003) on investments in affiliated holdings*)	(15,174,272)
Net change in unrealized appreciation of futures contracts	548,578
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(14,346,566)
Change in net assets resulting from operations	$(1,528,091)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2021	Year Ended 4/30/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,818,475	$27,145,495
Net realized gain (loss)	279,128	4,188,810
Net change in unrealized appreciation/depreciation	(14,625,694)	29,392,296
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,528,091)	60,726,601
Distributions to Shareholders:
Class A Shares	(3,150,400)	(4,705,674)
Institutional Shares	(7,144,982)	(16,629,239)
Service Shares	(1,362,716)	(4,451,568)
Class R6 Shares	(1,178,008)	(2,939,017)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,836,106)	(28,725,498)
Share Transactions:
Proceeds from sale of shares	914,719,675	1,674,334,332
Net asset value of shares issued to shareholders in payment of distributions declared	12,187,516	26,850,329
Cost of shares redeemed	(591,976,338)	(997,016,769)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	334,930,853	704,167,892
Change in net assets	320,566,656	736,168,995
Net Assets:
Beginning of period	2,274,272,000	1,538,103,005
End of period	$2,594,838,656	$2,274,272,000
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
October 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $978,519 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended October 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$117,867	$—
Institutional Shares	361,732	(130,434)
Service Shares	136,544	(22,232)
Class R6 Shares	7,013	—
TOTAL	$623,156	$(152,666)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended October 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$874,175
Service Shares	380,383
TOTAL	$1,254,558
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency, duration and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $36,540,848. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to
Semi-Annual Shareholder Report

meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At October 31, 2021, the Fund had no outstanding foreign exchange contracts and no activity for the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Semi-Annual Shareholder Report

As of October 31, 2021, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$5,385,213	$5,517,460
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$637,982*

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(357,498)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$548,578
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2021		Year Ended 4/30/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	45,770,677	$397,916,909	83,671,273	$727,207,191
Shares issued to shareholders in payment of distributions declared	362,036	3,146,617	539,900	4,695,381
Shares redeemed	(30,096,865)	(261,657,802)	(22,181,595)	(192,954,231)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	16,035,848	$139,405,724	62,029,578	$538,948,341
	Six Months Ended 10/31/2021		Year Ended 4/30/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	48,216,042	$419,055,336	83,964,297	$728,461,140
Shares issued to shareholders in payment of distributions declared	801,392	6,959,872	1,855,229	16,102,818
Shares redeemed	(24,448,503)	(212,370,535)	(68,534,626)	(593,899,374)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	24,568,931	$213,644,673	17,284,900	$150,664,584
	Six Months Ended 10/31/2021		Year Ended 4/30/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,732,407	$41,121,199	12,636,305	$109,605,333
Shares issued to shareholders in payment of distributions declared	134,047	1,164,172	455,010	3,945,913
Shares redeemed	(6,189,805)	(53,750,356)	(17,704,887)	(153,377,500)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,323,351)	$(11,464,985)	(4,613,572)	$(39,826,254)
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	Six Months Ended 10/31/2021		Year Ended 4/30/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	6,510,461	$56,626,231	12,548,110	$109,060,668
Shares issued to shareholders in payment of distributions declared	105,467	916,855	242,496	2,106,217
Shares redeemed	(7,383,226)	(64,197,645)	(6,532,426)	(56,785,664)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(767,298)	$(6,654,559)	6,258,180	$54,381,221
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	38,514,130	$334,930,853	80,959,086	$704,167,892
4. FEDERAL TAX INFORMATION
At October 31, 2021, the cost of investments for federal tax purposes was $2,586,727,370. The net unrealized appreciation of investments for federal tax purposes was $13,343,853. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,555,661 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,211,808. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended October 31, 2021, the Adviser voluntarily waived $769,704 of its fee and voluntarily reimbursed $152,666 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2021, the Adviser reimbursed $56,149.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2021, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended October 31, 2021, FSC retained $1,662 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended October 31, 2021, FSSC received $11,966 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares, and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.65%, 0.37%, 0.65% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
Semi-Annual Shareholder Report

Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2021, were as follows:
Purchases	$667,813,573
Sales	$258,699,377
7. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2021, the Fund had no outstanding loans. During the six months ended October 31, 2021, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2021, there were no outstanding loans. During the six months ended October 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in
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the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2021	Ending Account Value 10/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$998.80	$3.12
Institutional Shares	$1,000	$1,000.00	$1.87
Service Shares	$1,000	$998.60	$3.27
Class R6 Shares	$1,000	$1,000.20	$1.71
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.08	$3.16
Institutional Shares	$1,000	$1,023.34	$1.89
Service Shares	$1,000	$1,021.93	$3.31
Class R6 Shares	$1,000	$1,023.49	$1.73

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.62%
Institutional Shares	0.37%
Service Shares	0.65%
Class R6 Shares	0.34%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Short-Term Income Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Semi-Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the three-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
Semi-Annual Shareholder Report

investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Semi-Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Semi-Annual Shareholder Report

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Short-Term Income Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Short-Term Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C787
CUSIP 31420C209
CUSIP 31420C563
31499 (12/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 23, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2021